Shareholder Report, Line Graph (Details) 193816_Innovator International Developed Power Buffer ETF - October_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator International Developed Power Buffer ETF - October NAV
Accumulated Value	$ 11,816	$ 10,320	$ 8,891	$ 10,172	$ 10,000	$ 13,647
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Accumulated Value	11,098	9,026	7,889	10,246	10,000	$ 13,655
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Price (USD)
Accumulated Value	$ 10,226	$ 8,539	$ 7,671	$ 10,238	$ 10,000	$ 12,263